STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)		Class A Ordinary shares	Class B Ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 17, 2020			$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 17, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor(1)	[1]		$ 863	24,137	0	25,000
Issuance of Class B ordinary shares to Sponsors (in shares)	[1]		8,625,000
Net loss			$ 0	0	(6,093)	(6,093)
Balance at the end at Dec. 31, 2020			$ 863	24,137	(6,093)	18,907
Balance at the end (in shares) at Dec. 31, 2020			8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds received in excess of fair value of Private Placement Warrants				4,056,000		4,056,000
Accretion to Class A Ordinary Shares subject to possible redemption		$ (30,151,972)		(4,080,137)	(26,071,835)	(30,151,972)
Net loss					4,526,692	4,526,692
Balance at the end at Mar. 31, 2021			$ 863		(21,551,236)	(21,550,373)
Balance at the end (in shares) at Mar. 31, 2021			8,625,000
Balance at the beginning at Dec. 31, 2020			$ 863	$ 24,137	(6,093)	18,907
Balance at the beginning (in shares) at Dec. 31, 2020			8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(2,625,148)
Balance at the end at Sep. 30, 2021			$ 863		(28,703,076)	(28,702,213)
Balance at the end (in shares) at Sep. 30, 2021			8,625,000
Balance at the beginning at Mar. 31, 2021			$ 863		(21,551,236)	(21,550,373)
Balance at the beginning (in shares) at Mar. 31, 2021			8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(5,768,182)	(5,768,182)
Balance at the end at Jun. 30, 2021			$ 863		(27,319,418)	(27,318,555)
Balance at the end (in shares) at Jun. 30, 2021			8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,383,658)	(1,383,658)
Balance at the end at Sep. 30, 2021			$ 863		$ (28,703,076)	$ (28,702,213)
Balance at the end (in shares) at Sep. 30, 2021			8,625,000

[1]	Includes an aggregate of up to 1,125,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 5).